Subsequent Events (Narrative) (Details) - Subsequent Events [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jan. 09, 2023	Mar. 27, 2023	Apr. 03, 2023	Jan. 08, 2023
Disclosure of non-adjusting events after reporting period [line items]
Number of American Depositary Shares for purchase and sale	1,550,000
Price per American Depositary Shares	$ 1
Pre funded warrants to purchase American Depositary Shares	4,950,000
Pre funded warrants to purchase American Depositary Shares Price per shares	$ 0.9999
Exercise price of pre funded warrants per American Depositary Shares	$ 0.0001
Warrants to purchase number of American Depositary Shares	6,500,000
Term of American Depositary Shares	5 years
Exercise price of warrants per American Depositary Shares	$ 1
Gross proceeds from American Depositary Shares	$ 6,500
Underwriting discounts and other offering expenses	$ 700
Minimum bid price		$ 1
Wilk Technologies Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchased ordinary shares			$ 450,000
Discount rate			15.00%
Investor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants to purchase number of American Depositary Shares	1,857,143
Exercise price of warrants per American Depositary Shares	$ 1			$ 3.5